Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 11,900	$ 11,243
Alternative revenue	151	169
Other revenue	119	96
Total revenue	12,170	11,508
Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,584	10,893
Other ServicesRrevenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	316	350
ITC | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,470	2,205
UNS Energy | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,646	2,731
Central Hudson | United States | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,588	1,366
FortisBC Energy | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,766	1,538
FortisAlberta | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	793	770
FortisBC Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	504	481
Newfoundland Power | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	795	770
Maritime Electric | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	296	277
FortisOntario | Canada | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	245	235
Caribbean Utilities | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	396	402
FortisTCI (Note 21) | Caribbean | Electric and Gas Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 85	$ 118